BNY Mellon Active MidCap Fund
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4%
Automobiles & Components — .6%
Aptiv PLC(a)	35,630	2,474,147
QuantumScape Corp.(a)	39,106	249,496
		2,723,643
Banks — 2.1%
First Horizon Corp.	197,663	4,498,810
M&T Bank Corp.	8,651	1,788,335
Popular, Inc.	11,800	1,583,206
Regions Financial Corp.	72,700	1,898,924
		9,769,275
Capital Goods — 13.2%
A.O. Smith Corp.	57,750	3,808,035
Acuity, Inc.	6,864	1,923,430
Advanced Drainage Systems, Inc.	11,300	1,549,569
AECOM	12,139	1,029,630
Allegion PLC	14,976	2,175,863
Armstrong World Industries, Inc.	11,849	1,952,715
ATI, Inc.(a)	12,024	1,749,011
BWX Technologies, Inc.	12,236	2,502,140
Comfort Systems USA, Inc.	1,093	1,507,236
EMCOR Group, Inc.	9,007	6,649,958
Ferguson Enterprises, Inc.	10,300	2,402,578
Flowserve Corp.	25,000	1,837,750
Fortive Corp.	40,651	2,247,187
Howmet Aerospace, Inc.	21,189	4,883,217
Karman Holdings, Inc.(a)	6,800	544,340
Lincoln Electric Holdings, Inc.	10,802	2,690,562
Pentair PLC	30,928	2,694,138
Regal Rexnord Corp.	3,700	692,862
Rocket Lab Corp.(a)	10,136	650,934
Rockwell Automation, Inc.	7,985	2,865,657
Sensata Technologies Holding PLC	20,041	705,844
The Toro Company	24,863	2,323,199
Vertiv Holdings Co., Cl. A	31,076	7,787,024
Watts Water Technologies, Inc., Cl. A	5,840	1,695,294
Westinghouse Air Brake Technologies Corp.	11,126	2,780,499
		61,648,672
Commercial & Professional Services — 3.8%
Broadridge Financial Solutions, Inc.	19,510	3,169,985
Genpact Ltd.	40,077	1,492,868
Jacobs Solutions, Inc.	9,608	1,222,906
Leidos Holdings, Inc.	12,237	1,903,098
Paychex, Inc.	20,398	1,879,064
Paycom Software, Inc.	4,292	521,650
Paylocity Holding Corp.(a)	8,539	922,554
Tetra Tech, Inc.	63,353	1,908,192
Veralto Corp.	11,732	1,037,343
Verisk Analytics, Inc.	19,752	3,747,942
		17,805,602

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Consumer Discretionary Distribution & Retail — 2.4%
Bath & Body Works, Inc.	21,388	399,314
Best Buy Co., Inc.	16,713	1,072,974
Carvana Co.(a)	4,344	1,365,667
Etsy, Inc.(a)	19,605	979,858
Five Below, Inc.(a)	7,006	1,600,731
Macy’s, Inc.	30,491	551,582
Ross Stores, Inc.	12,192	2,641,153
Wayfair, Inc., Cl. A(a)	12,143	913,275
Williams-Sonoma, Inc.	8,091	1,475,232
		10,999,786
Consumer Durables & Apparel — 3.0%
Deckers Outdoor Corp.(a)	9,272	928,034
Hasbro, Inc.	7,769	727,178
Leggett & Platt, Inc.	101,001	997,890
Polaris, Inc.	18,015	981,818
PulteGroup, Inc.	19,165	2,253,996
Ralph Lauren Corp.	8,551	2,941,458
Tapestry, Inc.	26,447	3,731,936
TopBuild Corp.(a)	3,459	1,215,147
		13,777,457
Consumer Services — 3.2%
ADT, Inc.	177,446	1,165,820
Carnival Corp.	83,429	2,159,142
Domino’s Pizza, Inc.	4,852	1,740,849
Duolingo, Inc.(a)	1,331	131,197
Expedia Group, Inc.	10,823	2,498,922
H&R Block, Inc.	29,944	950,423
Hilton Worldwide Holdings, Inc.	4,411	1,341,297
Las Vegas Sands Corp.	17,559	946,079
Royal Caribbean Cruises Ltd.	13,571	3,734,468
		14,668,197
Consumer Staples Distribution & Retail — 2.1%
Dollar General Corp.	18,932	2,247,796
Dollar Tree, Inc.(a)	24,201	2,650,252
Sprouts Farmers Market, Inc.(a)	17,505	1,350,161
US Foods Holding Corp.(a)	40,116	3,699,096
		9,947,305
Energy — 7.7%
Antero Midstream Corp.	139,932	3,190,450
APA Corp.	84,951	3,605,321
Baker Hughes Co.	36,224	2,211,475
CNX Resources Corp.(a)	33,385	1,286,992
Devon Energy Corp.	62,751	3,157,630
Halliburton Co.	202,358	7,889,938
HF Sinclair Corp.	25,239	1,574,661
Marathon Petroleum Corp.	11,812	2,884,254
Phillips 66	10,400	1,894,672
SM Energy Co.	6,663	207,752
TechnipFMC PLC	11,570	799,834
Valero Energy Corp.	28,370	7,009,660
		35,712,639

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Equity Real Estate Investment Trusts — 4.3%
American Homes 4 Rent, Cl. A(b)	26,341	735,441
EastGroup Properties, Inc.(b)	8,250	1,526,993
Essex Property Trust, Inc.(b)	4,383	1,060,686
First Industrial Realty Trust, Inc.(b)	52,389	3,030,704
Host Hotels & Resorts, Inc.(b)	119,176	2,283,412
Lamar Advertising Co., Cl. A(b)	11,382	1,441,644
NNN REIT, Inc.(b)	62,280	2,617,628
Rayonier, Inc.(b)	71,978	1,484,186
Simon Property Group, Inc.(b)	28,412	5,299,690
Vornado Realty Trust(b)	25,050	651,050
		20,131,434
Financial Services — 7.0%
Affirm Holdings, Inc.(a)	11,460	525,097
Ameriprise Financial, Inc.	13,075	5,810,530
Coinbase Global, Inc., Cl. A(a)	7,746	1,352,529
Corpay, Inc.(a)	8,143	2,369,532
Credit Acceptance Corp.(a)	1,886	798,645
Global Payments, Inc.	14,863	1,000,280
MGIC Investment Corp.	46,741	1,226,951
MSCI, Inc.	8,090	4,360,591
Northern Trust Corp.	19,842	2,769,348
Robinhood Markets, Inc., Cl. A(a)	29,462	2,041,717
SEI Investments Co.	14,291	1,121,415
State Street Corp.	35,130	4,446,053
Synchrony Financial	44,425	3,021,788
The Western Union Company	211,301	1,844,658
		32,689,134
Food, Beverage & Tobacco — 3.1%
Archer-Daniels-Midland Co.	54,052	3,929,040
Celsius Holdings, Inc.(a)	15,034	533,406
Constellation Brands, Inc., Cl. A	29,260	4,389,000
Darling Ingredients, Inc.(a)	17,200	1,063,820
Flowers Foods, Inc.	153,540	1,251,351
Lamb Weston Holdings, Inc.	14,916	630,350
The Boston Beer Company, Inc., Cl. A(a)	4,968	1,144,627
The Hershey Company	7,732	1,607,406
		14,549,000
Health Care Equipment & Services — 5.0%
Align Technology, Inc.(a)	5,065	868,293
Cardinal Health, Inc.	14,508	3,065,686
Cencora, Inc.	7,150	2,246,101
Dexcom, Inc.(a)	20,654	1,297,071
HealthEquity, Inc.(a)	5,332	445,595
IDEXX Laboratories, Inc.(a)	8,350	4,691,782
Inspire Medical Systems, Inc.(a)	3,511	181,097
Insulet Corp.(a)	4,249	891,610
LivaNova PLC(a)	13,916	884,501
ResMed, Inc.	20,717	4,650,552
Tenet Healthcare Corp.(a)	9,379	1,769,911

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Health Care Equipment & Services — 5.0% (continued)
Universal Health Services, Inc., Cl. B	3,702	662,547
Veeva Systems, Inc., Cl. A(a)	9,330	1,638,908
		23,293,654
Household & Personal Products — .9%
Church & Dwight Co., Inc.	46,784	4,365,883
Insurance — 6.0%
Assurant, Inc.	21,834	4,755,664
CNO Financial Group, Inc.	61,431	2,522,357
Globe Life, Inc.	12,773	1,777,618
Loews Corp.	61,962	6,613,824
Primerica, Inc.	9,462	2,370,042
The Allstate Corp.	28,370	5,882,236
The Hanover Insurance Group, Inc.	15,141	2,624,692
Willis Towers Watson PLC	5,400	1,569,780
		28,116,213
Materials — 6.1%
Albemarle Corp.	2,803	503,223
Alcoa Corp.	10,720	711,058
Anglogold Ashanti PLC	6,764	658,543
Cabot Corp.	16,073	1,210,458
CF Industries Holdings, Inc.	16,903	2,194,685
Commercial Metals Co.	25,454	1,563,639
Corteva, Inc.	67,814	5,676,710
Crown Holdings, Inc.	35,072	3,515,968
DuPont de Nemours, Inc.	91,305	4,181,769
Hecla Mining Co.	26,600	495,558
MP Materials Corp.(a)	3,061	147,724
NewMarket Corp.	1,430	916,558
Reliance, Inc.	3,729	1,133,318
RPM International, Inc.	17,111	1,700,833
Vulcan Materials Co.	14,629	3,983,477
		28,593,521
Media & Entertainment — 3.6%
Electronic Arts, Inc.	5,900	1,202,833
Fox Corp., Cl. A	61,766	3,607,134
Match Group, Inc.	48,531	1,490,387
Playtika Holding Corp.	83,360	231,741
Reddit, Inc., Cl. A(a)	5,546	746,769
ROBLOX Corp., Cl. A(a)	19,165	1,083,972
Roku, Inc.(a)	14,989	1,418,259
Sirius XM Holdings, Inc.	44,268	1,021,705
The New York Times Company, Cl. A	42,041	3,520,093
The Trade Desk, Inc., Cl. A(a)	31,330	710,878
Warner Bros Discovery, Inc.(a)	55,408	1,521,504
		16,555,275
Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
10X Genomics, Inc., Cl. A(a)	27,801	590,215
Alnylam Pharmaceuticals, Inc.(a)	3,762	1,244,733
BioMarin Pharmaceutical, Inc.(a)	14,582	823,737
Bio-Rad Laboratories, Inc., Cl. A(a)	2,676	745,935
Charles River Laboratories International, Inc.(a)	9,827	1,695,158

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 4.9% (continued)
Exelixis, Inc.(a)	28,962	1,242,180
Halozyme Therapeutics, Inc.(a)	10,287	664,849
Illumina, Inc.(a)	13,652	1,682,746
Incyte Corp.(a)	19,842	1,867,529
IQVIA Holdings, Inc.(a)	12,254	2,089,797
Jazz Pharmaceuticals PLC(a)	7,582	1,433,377
Medpace Holdings, Inc.(a)	4,027	1,933,725
Mettler-Toledo International, Inc.(a)	1,882	2,373,578
Moderna, Inc.(a)	22,516	1,143,813
Royalty Pharma PLC, Cl. A	40,543	1,944,848
West Pharmaceutical Services, Inc.	6,114	1,532,413
		23,008,633
Semiconductors & Semiconductor Equipment — 2.3%
Astera Labs, Inc.(a)	4,973	545,041
Cirrus Logic, Inc.(a)	11,415	1,650,837
MKS, Inc.	4,060	933,029
Monolithic Power Systems, Inc.	795	869,213
ON Semiconductor Corp.(a)	36,000	2,229,120
Onto Innovation, Inc.(a)	7,680	1,574,937
Qorvo, Inc.(a)	9,944	769,666
Skyworks Solutions, Inc.	36,251	1,941,241
		10,513,084
Software & Services — 4.6%
BILL Holdings, Inc.(a)	9,828	376,412
Blackbaud, Inc.(a)	16,622	641,775
Docusign, Inc.(a)	19,274	913,780
Dynatrace, Inc.(a)	30,633	1,132,808
Fair Isaac Corp.(a)	1,092	1,165,754
Gartner, Inc.(a)	8,159	1,291,896
GoDaddy, Inc., Cl. A(a)	26,809	2,216,300
HubSpot, Inc.(a)	3,475	848,248
Manhattan Associates, Inc.(a)	3,105	413,338
MongoDB, Inc.(a)	1,064	260,435
Nutanix, Inc., Cl. A(a)	28,399	1,079,446
Pegasystems, Inc.	18,845	802,043
PTC, Inc.(a)	15,041	2,143,192
Qualys, Inc.(a)	7,919	695,684
RingCentral, Inc., Cl. A	24,663	917,217
Rubrik, Inc., Cl. A(a)	3,575	175,068
Twilio, Inc., Cl. A(a)	11,824	1,487,696
UiPath, Inc., Cl. A(a)	52,357	581,163
Unity Software, Inc.(a)	42,044	922,445
VeriSign, Inc.	4,754	1,180,704
Zoom Communications, Inc.(a)	25,112	2,018,754
		21,264,158
Technology Hardware & Equipment — 6.3%
Ciena Corp.(a)	7,294	2,831,750
Corning, Inc.	21,800	2,964,146
Everpure, Inc., Cl. A(a)	12,651	746,915
Flex Ltd.(a)	38,092	2,493,502
Jabil, Inc.	11,190	2,972,400

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Technology Hardware & Equipment — 6.3% (continued)
Keysight Technologies, Inc.(a)	9,470	2,674,044
Littelfuse, Inc.	3,176	1,077,775
Lumentum Holdings, Inc.(a)	1,297	911,480
NetApp, Inc.	26,461	2,709,342
Sandisk Corp.(a)	5,884	3,738,340
Super Micro Computer, Inc.(a)	12,718	289,589
Western Digital Corp.	16,549	4,476,339
Zebra Technologies Corp., Cl. A(a)	6,417	1,341,666
		29,227,288
Telecommunication Services — .3%
AST SpaceMobile, Inc.(a)	3,275	271,399
Iridium Communications, Inc.	37,953	1,052,816
		1,324,215
Transportation — 1.4%
Delta Air Lines, Inc.	35,910	2,387,297
J.B. Hunt Transport Services, Inc.	15,376	3,258,175
Lyft, Inc., Cl. A(a)	54,788	728,680
		6,374,152
Utilities — 5.5%
Black Hills Corp.	8,447	586,306
Brookfield Renewable Corp.	10,819	430,921
Clearway Energy, Inc., Cl. C	47,070	1,849,380
Edison International	75,847	5,550,483
Exelon Corp.	23,074	1,131,088
NRG Energy, Inc.	15,654	2,287,676
OGE Energy Corp.	23,064	1,106,149
ONE Gas, Inc.	23,524	2,026,122
PG&E Corp.	170,863	3,002,063
Portland General Electric Co.	14,600	770,442
PPL Corp.	9,654	368,783
Public Service Enterprise Group, Inc.	47,236	3,823,754
Southwest Gas Holdings, Inc.	7,663	665,915
Talen Energy Corp.(a)	2,740	874,690
Vistra Corp.	8,858	1,331,623
		25,805,395
Total Equity Securities - Common Stocks (cost $399,686,288)		462,863,615

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $2,695,859)	3.72	2,695,859	2,695,859
Total Investments (cost $402,382,147)		100.0%	465,559,474
Liabilities, Less Cash and Receivables		(.0%)	(133,527)
Net Assets		100.0%	465,425,947

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Active MidCap Fund
March 31, 2026 (Unaudited)
The following is a summary of the inputs used as of March 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	462,863,615	—	—	462,863,615
Investment Companies	2,695,859	—	—	2,695,859
	465,559,474	—	—	465,559,474

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At March 31, 2026, accumulated net unrealized appreciation on investments was $63,177,327, consisting of $92,847,097 gross unrealized appreciation and $29,669,770 gross unrealized depreciation.
At March 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.